Equipment	12 Months Ended
Dec. 31, 2018
Statements [Line Items]
Equipment [Text Block]
6.	Equipment

			Exploration
	Motor	Computer	and office
	Vehicles	equipment	equipment	Total
	$	$	$	$
Cost:
At December 31, 2016	20,330	28,809	61,984	111,123
Additions	-	856	-	856
At December 31, 2017	20,330	29,665	61,984	111,979
Additions	25,322	46,542	500	72,364
At December 31, 2018	45,652	76,207	62,484	184,343

Depreciation:
At December 31, 2016	19,694	27,279	53,830	100,803
Charge for the year	144	348	1,221	1,713
At December 31, 2017	19,838	27,627	55,051	102,516
Charge for the year	3,980	5,638	1,765	11,383
At December 31, 2018	23,818	33,265	56,816	113,899

Net book value:
At December 31, 2017	492	2,038	6,933	9,463
At December 31, 2018	21,834	42,942	5,668	70,444